Provision for contingencies (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DisclosureOfMovementOfTheProvisionForContingenciesAbstract [Abstract]
Beginning balance	R$ 41,563	R$ 28,804
Accrual	37,276	25,907
Settlement	(24,234)	(17,760)
Interest	5,998	4,612
Ending balance	R$ 60,603	R$ 41,563